November 10, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of American Beacon Funds (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Letter to Shareholders, Notice of Special Meeting of Shareholders of the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund, (each, a “Target Fund”), Shareholder Q&A, Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) and Form of Proxy for the special meeting of shareholders of each Target Fund scheduled to be held on February 23, 2012 (the “Special Meeting”).  The Special Meeting is being held to request shareholder approval of the reorganization of each Target Fund’s Class A and Class I shares into Investor Class and Institutional Class shares, respectively, of the American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund (each an “Acquiring Fund”), newly created series of the Trust.  At their meeting on November 7, 2011, the Trustees of the Trust approved the reorganization of each Target Fund into each respective Acquiring Fund.

In connection with the reorganization, the assets and liabilities of each Target Fund will be acquired and assumed by each respective Acquiring Fund in exchange for shares of the Acquiring Fund.  Thereafter, each Target Fund will be liquidated and terminated, and shares of the respective Acquiring Fund will be distributed to the Target Fund’s shareholders.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on the 30th day after the date of this letter.

This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.

U.S. Securities and Exchange Commission
November 10, 2011

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,
/s/ Francine J. Rosenberger
Francine J. Rosenberger

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.